INVESTMENT IN UNCONSOLIDATED ENTITY	12 Months Ended
Jun. 30, 2018
Schedule of Investments [Abstract]
Cost-method Investments, Description [Text Block]
NOTE 11 – INVESTMENT IN UNCONSOLIDATED ENTITY

On December 15, 2017, the Company signed a subscription agreement with Future Gas Station (Beijing) Technology, Ltd (“FGS”). Established in January 2016, FGS is a service company focusing on providing new technical applications and data operations to gas stations of oil companies such as PetroChina Co., Ltd. With its DT Refuel mobile application, FGS provides solutions to gas stations to improve their operations and their customers' experience. Pursuant to the subscription agreement, Recon held 8% equity interest of FGS. As of June 30, 2018, Recon has invested ¥4,037,736 ($609,948) in FGS as terms and conditions are achieved based on mutually-agreed payment schedule. Based on the financial results of FGS for the year ended June 30, 2018, FGS was in the loss position and has accumulated deficit in equity. Based on the management's assessment, the Company does not expect to recover the investment in the near future. Therefore, the Company considered that there was other than temporary impairment and recorded a full impairment of the investment. As a result, the Company recorded ¥4,037,736 ($609,948) impairment loss during the year ended June 30, 2018.

On August 21, 2018, the Company entered into a definitive investment agreement and a supplemental agreement (collectively, the “Agreement”) with FGS and the other shareholders of FGS. Following full performance under the Agreement, Recon will own 43% of FGS. As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS in five installments and (2) issue 2,435,284 restricted ordinary
 shares of
the Company
(the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company
’s corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company
has the right to cancel without further payment part or all of the Restricted Shares. The Restricted Shares are also subject to lock-up period requirements that vary for each FGS shareholder, from one year to three years following issuance of the Restricted Shares. As of the date of this report, the Company has invested RMB 2 million to FGS per this Agreement for follow-up investment
, FGS has finalized recording Recon’s corresponding interest at the local governmental agency, and Recon has issued 2,435,284 Restricted Shares in total to the other shareholders of FGS.